LEASES (Schedule of Supplemental Cash Flow Information) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Cash paid for amounts included in measurement of lease liabilities
Operating cash flows for operating leases	$ 14,432
ROU Assets Obtained in Exchange for Lease Obligations
Operating leases	$ 82,185